OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Non Current Assets

	As of December 31,
	2011	2012
Deposits on residential apartments for employees	$16,269	$16,309
Others	3,200	3,440

Total	$19,469	$19,749